As filed with the Securities and Exchange Commission on May 30, 2023
1933 Act Registration No. 333-144272
1940 Act Registration No. 811-04160
CIK No. 0000757552

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 21
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 56
Lincoln Life Flexible Premium Variable Life Account JF-A
(Exact Name of Registrant)
Lincoln Ensemble® III VUL
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Exact Name of Depositor)
1301 South Harrison Street
Fort Wayne, Indiana 46802
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, Including Area Code: (260) 455-2000
Craig Beazer, Esq.
The Lincoln National Life Insurance Company
150 North Radnor Chester Road
Radnor, PA 19087
(Name and Address of Agent for Service)
Copy To:
Jassmin McIver-Jones
The Lincoln National Life Insurance Company
100 N. Greene Street
Greensboro, North Carolina 27401
Approximate Date of Proposed Public Offering: Continuous
Title of Securities being registered:
Indefinite Number of Units of Interest in Variable Life Insurance Contracts.
An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to
Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the Registrant for the fiscal year ended
December 31, 2022 was filed March 23, 2023.
It is proposed that this filing will become effective:
/X/
immediately upon filing pursuant to paragraph (b)
/ /
on May 1, 2023 pursuant to paragraph (b)
/ /
60 days after filing pursuant to paragraph (a)(1)
/ /
on XX XX, 2023 pursuant to paragraph (a)(1) of Rule 485.
/ /
This Post-Effective Amendment designates a new effective date for previously filed Post-Effective Amendment No. XX (File No. ________) filed on XX XX, 2023. Such new effective date shall be XX XX, 2023.

Part A
The Prospectus for the Lincoln Ensemble® III VUL variable life insurance contract, as supplemented, is incorporated herein by reference to Post-Effective Amendment No. 20 (File No. 333-144272) filed on April 25, 2023.
Part B
The Statement of Additional Information for the Lincoln Ensemble® III VUL variable life insurance contract, including the consolidated financial statements of The Lincoln National Life Insurance Company and the financial statements of Lincoln Life Flexible Premium Variable Life Account JF-A, is incorporated herein by reference to Post-Effective Amendment No. 20 (File No. 333-144272) filed on April 25, 2023.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Flexible Premium Variable Life Account JF-A

Lincoln Ensemble® II VUL, Lincoln Ensemble® III VUL

Supplement dated May 30, 2023

Supplement to the Statement of Additional Information dated May 1, 2023

We recently adjusted The Company’s 2022 and 2021 GAAP financial statements to reflect the adoption of the Financial Accounting Standards Board Accounting Standards Update 2018-12, relating to Targeted Improvements to the Accounting for Long-Duration Contracts (LDTI). Please refer to our adjusted GAAP financial statements for additional information. No action with respect to your Policy is required on your part. The adjusted 2022 and 2021 GAAP financial statements do not change your Policy's benefits, values or guarantees.

The Company’s audited adjusted financial statements are incorporated into this SAI by reference to Lincoln Life’s most recent Form N-VPFS/A ("Form N-VPFS/A") filed with the SEC on May 24, 2023. We also recently filed a Form 8-K with the SEC, which does contain these adjusted financial statements and other information. You can review our Form 8-K on our website at https://www.lincolnfinancial.com/public/aboutus/investorrelations/financialinformation/secfilings or on the SEC website.

The December 31, 2022 financial statements of the Separate Account remain unchanged and are incorporated into this SAI by reference to Form N-VPFS (“Form N-VPFS") filed with the SEC on April 19, 2023.

Please retain this Supplement for future reference.

PART C - OTHER INFORMATION
Item 30. EXHIBITS
(a)
Resolution of Board of Directors of the Volunteer State Life Insurance Company, adopted at a meeting held on August 20, 1984 incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form S-6 (File No. 033-7734) filed on April 18, 1996.
(b)
Not applicable
(c)
(1)
Underwriting Agreement between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated by reference to Post-Effective Amendment No. 24 on Form S-6 (File No. 333-61554) filed on December 18, 2007.
(a)
Form of Broker/Dealer Selling agreement among The Lincoln National Life Insurance Company, Lincoln Life Annuity Company of New York and Lincoln Financial Distribution, Inc. incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-222786) filed on January 30, 2018.
(d)
(1)
Policy incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-6 (File No. 333-93367) filed on April 19, 2000.
(2)
Specimen Riders incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File No. 33-77496) filed on April 22, 1996.
(3)
Death Benefit Maintenance Rider incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-93367) filed on April 24, 2003.
(4)
Accelerated Benefits Rider incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-93367) filed on April 24, 2003.
(5)
Accidental Death Benefit Rider incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-93367) filed on April 24, 2003.
(6)
Automatic Increase Rider incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-93367) filed on April 24, 2003.
(7)
Accelerated Benefits Rider incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-93367) filed on April 24, 2003.
(8)
Guaranteed Death Benefit Rider incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-93367) filed on April 24, 2003.
(9)
Guaranteed Insurability Option Rider incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-93367) filed on April 24, 2003.
(10)
Supplemental Coverage Rider incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-93367) filed on April 24, 2003.
(11)
Spouse Term Insurance Rider incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-93367) filed on April 24, 2003.
(12)
Disability Waiver of Monthly Deduction Benefit Rider incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-93367) filed on April 24, 2003.
(13)
Disability Waiver of Specified Premium Benefit Rider incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-93367) filed on April 24, 2003.
(14)
Children’s Term Insurance Rider incorporated by reference to Post-Effective Amendment No. 22 on Form N-6 (File No. 033-07734) filed on April 29, 2003.
(e)
Specimen Application incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-93367) filed on April 24, 2003.
(f)
(1)
Articles of Incorporation of The Lincoln National Life Insurance Company incorporated by reference to Pre-Effective Amendment No. 1 (File No. 333-04999) filed on September 25, 1996.
(2)
By-laws of The Lincoln National Life Insurance Company incorporated by reference to Post-Effective Amendment No. 3 (File No. 333-118478) filed on April 5, 2007.
(g)
Reinsurance Contracts incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-93367) filed on April 24, 2003.

(h)
Fund Participation Agreement between The Lincoln National Life Insurance Company and:
(1)
American Century Variable Portfolios, Inc. incorporated by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.
(2)
American Funds Insurance Series incorporated by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-146507) filed on April 3, 2017.
(a)
Amendment No. 15 incorporated by reference to Post-Effective Amendment No. 38 on Form N-6 (File No. 333-125790) filed on April 8, 2020.
(3)
Deutsche DWS Investments VIT Funds incorporated by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.
(4)
Fidelity Variable Insurance Products incorporated by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.
(5)
Franklin Templeton Variable Insurance Products Trust incorporated by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(6)
Goldman Sachs Variable Insurance Trust incorporated by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(a) Amendment incorporated herein by reference to Post-Effective Amendment 42 on Form N-6 (File No. 333-125790) filed on April 11, 2023.
(7)
Lincoln Variable Insurance Products Trust incorporated by reference to Post-Effective Amendment No. 24 on Form N-6 (File No. 333-146507) filed on April 1, 2016.
(8)
MFS Variable Insurance Trust incorporated by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(9)
PIMCO Variable Insurance Trust incorporated by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.
(10)
ProFund® VP incorporated by reference to Post-Effective Amendment No. 14 on Form N-6 (File No. 333-144274) filed on April 24, 2019.
(11)
T. Rowe Price Equity Series, Inc. incorporated by reference to Post-Effective Amendment No. 28 on Form N-6 (File No. 333-125790) filed on April 1, 2015.
(12)
Vanguard® Variable Insurance Fund incorporated by reference to Post-Effective Amendment No. 28 on Form N-6 (File No. 333-93367) filed on April 24, 2003.
(i)
Accounting and Financial Administration Services Agreement dated January 1, 2019 among State Street Bank and Trust Company, The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York incorporated by reference to Post-Effective Amendment No. 36 on Form N-6 (File No. 333-125790) filed on April 12, 2019.
(j)
Not applicable
(k)
Opinion and Consent of Jassmin McIver-Jones, Esq. (Filed Herein)
(l)
Not applicable
(m)
Not applicable
(n)
(1) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm (Filed Herein)
(2) Power of Attorney - Principal Officers and Directors of The Lincoln National Life Insurance Company incorporated by reference to Post-Effective Amendment No. 20 on Form N-6 (File No. 333-144272) filed on April 25, 2023.
(o)
Not applicable
(p)
Not applicable
(q)
Compliance Procedures incorporated by reference to Post-Effective Amendment No. 42 on Form N-6 (File No. 333-125790) filed on April 11, 2023.

Item 31. Directors and Officers of the Depositor
Name	Positions and Offices with Depositor
Craig T. Beazer*	Executive Vice President, General Counsel and Director
Jayson R. Bronchetti*	Executive Vice President, Chief Investment Officer and Director
Adam M. Cohen*	Senior Vice President and Chief Accounting Officer
Ellen G. Cooper*	President and Director
Stephen B. Harris*	Senior Vice President and Chief Ethics and Compliance Officer
Shantanu Mishra*	Senior Vice President and Treasurer
Christopher M. Neczypor*	Executive Vice President, Chief Financial Officer and Director
Nancy A. Smith*	Senior Vice President and Secretary
Joseph D. Spada**	Vice President and Chief Compliance Officer for Separate Accounts
Eric B. Wilmer***	Assistant Vice President and Director
*Principal business address is 150 N. Radnor-Chester Road, Radnor, PA 19087
**Principal business address is 350 Church Street, Hartford, CT 06103
***Principal business address is 1301 South Harrison Street, Fort Wayne, IN 46802
Item 32. Persons Controlled by or Under Common Control with the Depositor or the Registrant
Lincoln National Corporation Organizational Chart (incorporated by reference to Post-Effective Amendment No. 42 on Form N-6 (File No. 333-125790) filed on April 11, 2023.)
Item 33. Indemnification
(a)
Brief description of indemnification provisions:
In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.
In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.
Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.
(b)
Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 34. Principal Underwriter
(a)
Lincoln Financial Distributors, Inc. (“LFD”) currently serves as Principal Underwriter for: Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life &

Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JL-A; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln Variable Insurance Products Trust; Lincoln Advisors Trust.
(b)
Officers and Directors of Lincoln Financial Distributors, Inc.:
Name	Positions and Offices with Underwriter
Andrew J. Bucklee*	Senior Vice President and Director
Jason M. Gibson**	Vice President and Chief Compliance Officer
Claire H. Hanna*	Secretary
John C. Kennedy*	President, Chief Executive Officer and Director
Shantanu Mishra*	Senior Vice President and Treasurer
William A. Nash***	Senior Vice President and Director
Thomas P. O’Neill*	Senior Vice President, Chief Operating Officer and Head of Financial Institutions Group
Timothy J. Seifert Sr*	Senior Vice President and Director
*Principal Business address is 150 N. Radnor-Chester Road, Radnor, PA 19087
**Principal Business address is 1301 South Harrison Street, Fort Wayne, IN 46802
***Principal Business address is 3108 Rhett Butler Place, Charlotte, NC 28270
(c)
N/A
Item 35. Location of Accounts and Records
This information is provided in the Registrant’s most recent report on Form N-CEN.
Item 36. Management Services
Not Applicable.
Item 37. Fee Representation
Lincoln Life represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

SIGNATURES

(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, each Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of these registration statements and has caused these Post-Effective Amendments to the registration statements to be signed on its behalf, in the City of Hartford and State of Connecticut on the 22nd day of May, 2023 at 10:50 am.

Lincoln Life Flexible Premium Variable Life Account M

Lincoln Life Flexible Premium Variable Life Account R

Lincoln Life Flexible Premium Variable Life Account JF-A

Lincoln Life Flexible Premium Variable Life Account G

(Registrants)

/s/Joshua Durand
By
Joshua Durand
Vice President
The Lincoln National Life Insurance Company

The Lincoln National Life Insurance Company

(Depositor)

/s/Joshua Durand
By
Joshua Durand
Vice President
The Lincoln National Life Insurance Company

Lincoln Life Flexible Premium Variable Life Account M (File No.: 811-08557)

333-229292 (Amendment No. 11)	333-146507 (Amendment No. 34)	333-118477 (Amendment No. 25)
333-200100 (Amendment No. 14)	333-259409 (Amendment No. 4)	333-237112 (Amendment No. 8)
333-259297 (Amendment No. 4)	333-118478 (Amendment No. 25)	333-181796 (Amendment No. 15)
333-139960 (Amendment No. 26)	333-249922 (Amendment No. 8)	333-229198 (Amendment No. 13)
333-191329 (Amendment No. 21)	333-111137 (Amendment No. 26)

Lincoln Life Flexible Premium Variable Life Account R (File No.: 811-08579)

333-249920 (Amendment No. 8)	333-188891 (Amendment No. 14)	333-115882 (Amendment No. 26)
333-232013 (Amendment No. 7)	333-207968 (Amendment No. 11)

Lincoln Life Flexible Premium Variable Life Account JF-A (File No.: 811-04160)

333-144272 (Amendment No. 21)	333-144274 (Amendment No. 20)

Lincoln Life Flexible Premium Variable Life Account G (File No.: 811-05585)

033-22740 (Amendment No. 40)

(b) As required by the Securities Act of 1933 and the Investment Company Act of 1940, these Amendments to the registration statements have been signed by the following persons in their capacities indicated on May 22, 2023 at 11:30 am.

Signature	Title

*/s/Ellen G. Cooper
Ellen G. Cooper	President and Director

*/s/Christopher M. Neczypor
Christopher M. Neczypor	Executive Vice President, Chief Financial Officer and Director

*/s/Craig T. Beazer
Craig T. Beazer	Executive Vice President, General Counsel and Director

*/s/Eric B. Wilmer
Eric B. Wilmer	Assistant Vice President and Director

*/s/Jayson R. Bronchetti
Jayson R. Bronchetti	Executive Vice President, Chief Investment Officer and Director

*/s/Adam M. Cohen
Adam M. Cohen	Senior Vice President and Chief Accounting Officer

/s/Jassmin McIver-Jones
* By
Jassmin McIver-Jones
Attorney-in-Fact, pursuant to a Power-
of-Attorney filed with this Registration
Statement